Goodwill	12 Months Ended
Dec. 31, 2015
Goodwill [Roll Forward]
Goodwill

12. Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2014 and 2015 were as follows:

Amounts
US$
Balance as of December 31, 2014	—
Additions	2,857,761
Deconsolidation and disposal of subsidiaries	(235,621)
Foreign currency translation adjustments	(160,947)
Balance as of December 31, 2015	2,461,193

In the annual impairment assessment of goodwill, the Company concluded that there was no impairment charge for the year ended December 31, 2015.